Cover	Sep. 16, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 16, 2024
Entity File Number	000-56322
Entity Registrant Name	DH Enchantment, Inc.
Entity Central Index Key	0001300781
Entity Tax Identification Number	20-1415044
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	3/F, Yeung Yiu Chung (No.6) Industrial Building
Entity Address, Address Line Two	19 Cheung Shun Street, Lai Chi Kok
Entity Address, City or Town	Kowloon
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
City Area Code	852
Local Phone Number	34263795
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false